UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                 -------------------------------

Check here if Amendment /  /; Amendment Number:
                                                         --------------------
   This Amendment (Check only one.):      /  /  is a restatement.
                                          /  /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               15th Floor
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28- 11728
                           -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Gracie V. Fermelia
                 -------------------------------------------------

Title:           Chief Compliance Officer
                 -------------------------------------------------

Phone:           310-231-6107
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gracie V. Fermelia       Los Angeles, CA                November 12, 2008
---------------------------  ----------------------------  ---------------------
     [Signature]                   [City, State]                   [Date]



X       13F HOLDINGS REPORT. (Check here  if  all  holdings of  this   reporting
        manager are reported in this report.)

/  /    13F NOTICE. (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

/  /    13F COMBINATION REPORT. (Check here if a  portion  of  the holdings  for
        this reporting manager are reported in this   report  and a  portion are
        reported by other reporting manager(s).)






                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                                        ------------------------

Form 13F Information Table Entry Total:                 71
                                                        ------------------------

Form 13F Information Table Value Total:                 $129,218
                                                        ------------------------
                                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None



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

                           FORM 13-F INFORMATION TABLE


     COLUMN 1        COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------- --------------   ----------   --------   --------------------  ----------  --------  -----------------------
                                                                                                          VOTING AUTHORITY
                                                 VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER
 NAME OF ISSUER   TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
---------------   --------------   ----------   --------   -------   ---   ----  ----------  --------  -------   -------  ----

ALLSTATE CORP        COM           020002101        893     19,370    SH          SOLE        NO       19,370

CITIGROUP INC        COM           172967101      1,118     54,527    SH          SOLE        NO       54,527

DELL INC             COM           24702R101        755     45,843    SH          SOLE        NO       45,843

HARLEY DAVIDSON
INC                  COM           412822108      1,275     34,175    SH          SOLE        NO       34,175

LEAR CORP            COM           521865105        494     47,033    SH          SOLE        NO       47,033

MATTEL INC           COM           577081102        647     35,892    SH          SOLE        NO       35,892

METLIFE INC          COM           59156R108        904     16,149    SH          SOLE        NO       16,149

MOTOROLA INC         COM           620076109        496     69,532    SH          SOLE        NO       69,532

RENT A CTR INC
NEW                  COM           76009N100        806     36,167    SH          SOLE        NO       36,167


SPRINT NEXTEL CORP   COM FON       852061100        674    110,552    SH          SOLE        NO      110,552

UNITEDHEALTH
GROUP INC            COM           91324P102        546     21,500    SH          SOLE        NO       21,500

XL CAP LTD           CL A          G98255105        818     45,600    SH          SOLE        NO       45,600

ALLIED IRISH BKS    SPON ADR       019228402      1,653    100,556    SH          SOLE        NO      100,556
P L C               ORD

ASML HOLDING N V    NY REG         N07059186      2,029    115,225    SH          SOLE        NO      115,225
                    SHS

AXA                 SPONSORED      054536107      4,595    140,705    SH          SOLE        NO      140,705
                    ADR
------------------------------------------------------------------------------------------------------------------------------


                                       3

     COLUMN 1        COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------- --------------   ----------   --------   --------------------  ----------  --------  -----------------------
                                                                                                          VOTING AUTHORITY
                                                 VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER
 NAME OF ISSUER   TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
---------------   --------------   ----------   --------   -------   ---   ----  ----------  --------  -------   -------  ----

                    SPONSORED
BP PLC              ADR            055622104      4,060     80,929    SH          SOLE        NO       80,929

BRITISH AMERN       SPONSORED
TOB PLC             ADR            110448107      5,979     96,430    SH          SOLE        NO       96,430

CREDIT SUISSE       SPONSORED
GROUP               ADR            225401108      3,283     68,000    SH          SOLE        NO       68,000

CRH PLC             ADR            12626K203      4,105    192,544    SH          SOLE        NO      192,544

ERICSSON L M TEL    ADR B
CO                  SEK 10         294821608      4,803    509,376    SH          SOLE        NO      509,376

                    SPONSORED
FRANCE TELECOM      ADR            35177Q105      4,806    171,594    SH          SOLE        NO      171,594

GLAXOSMITHKLINE     SPONSORED
PLC                 ADR            37733W105         10        235    SH          SOLE        NO          235

HONDA MOTOR LTD     AMERN SHS      438128308      4,961    164,753    SH          SOLE        NO      164,753

HSBC HOLDINGS       SPON ADR
PLC                 NEW            404280406      3,335     41,255    SH          SOLE        NO       41,255

                    SPONSORED
ING GROEP N V       ADR            456837103      3,298    154,094    SH          SOLE        NO      154,094

KONINKLIJKE         NY REG
PHILIPS ELECTRS     SH NEW         500472303      3,448    126,524    SH          SOLE        NO      126,524

MANULIFE FINL
CORP                COM            56501R106      3,358     91,528    SH          SOLE        NO       91,528

MITSUBISHI UFJ      SPONSORED
FINL GROUP IN       ADR            606822104      4,036    461,755    SH          SOLE        NO      461,755

                    SPONSORED
NOVARTIS A G        ADR            66987V109      3,097     58,610    SH          SOLE        NO       58,610

PRECISION
DRILLING TR        TR UNIT         740215108      1,389     83,834    SH          SOLE        NO       83,834

REED ELSEVIER      SPONSORED
N V                ADR             758204101      4,407    148,386    SH          SOLE        NO      148,386
------------------------------------------------------------------------------------------------------------------------------


                                       4




     COLUMN 1        COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------- --------------   ----------   --------   --------------------  ----------  --------  -----------------------
                                                                                                          VOTING AUTHORITY
                                                 VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER
 NAME OF ISSUER   TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
---------------   --------------   ----------   --------   -------   ---   ----  ----------  --------  -------   -------  ----

ROYAL BK
SCOTLAND GROUP      SP ADR
PLC                 REP SHS        780097721      2,151     33,613    SH          SOLE        NO       33,613

ROYAL DUTCH
SHELL PLC           SPON ADR B     780259107      4,552     79,729    SH          SOLE        NO       79,729

                    SPONSORED
SANOFI AVENTIS      ADR            80105N105      3,362    102,281    SH          SOLE        NO      102,281

                    SPONSORED
SIEMENS A G         ADR            826197501      5,794     61,707    SH          SOLE        NO       61,707

                    SPONSORED
TELEFONICA S A      ADR            879382208      6,038     84,460    SH          SOLE        NO       84,460

                    NON-VTG
TELUS CORP          SHS            87971M202      2,592     72,878    SH          SOLE        NO       72,878

UBS AG              SHS NEW        H89231338      2,721    155,153    SH          SOLE        NO      155,153

                    SPON ADR
UNILEVER PLC        NEW            904767704      3,370    123,854    SH          SOLE        NO      123,854

VODAFONE GROUP      SPON ADR
PLC NEW             NEW            92857W209        447     20,218    SH          SOLE        NO       20,218

AMERICA MOVIL       SPON ADR
SAB DE CV           L SHS          02364W105        361     74,300    SH          SOLE        NO       74,300

AU OPTRONICS        SPONSORED
CORP                ADR            002255107      1,736    152,773    SH          SOLE        NO      152,773

BRASIL              SPONS ADR
TELECOM SA          PFD            10553M101        370     16,900    SH          SOLE        NO       16,900

CANADIAN SOLAR
INC                 COM            136635109        408     20,900    SH          SOLE        NO       20,900

CELLCOM ISRAEL
LTD                 SHS            M2196U109        634     21,084    SH          SOLE        NO       21,084

CEMEX SAB          SPON ADR
DE CV              NEW             151290889         93      5,400    SH          SOLE        NO        5,400
------------------------------------------------------------------------------------------------------------------------------


                                       5



     COLUMN 1        COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------- --------------   ----------   --------   --------------------  ----------  --------  -----------------------
                                                                                                          VOTING AUTHORITY
                                                 VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER
 NAME OF ISSUER   TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
---------------   --------------   ----------   --------   -------   ---   ----  ----------  --------  -------   -------  ----

CHINA MOBILE       SPONSORED
LIMITED            ADR             16941M109      1,367     27,300    SH          SOLE        NO       27,300

CHINA PETE &       SPON ADR
CHEM CORP          H SHS           16941R108        141      1,800    SH          SOLE        NO        1,800

CHUNGHWA           SPON ADR
TELECOM CO LTD     NEW             17133Q304        516     26,378    SH          SOLE        NO       26,378

COMPANHIA DE       SPONSORED
SANEAMENTO BASI    ADR             20441A102      1,341     47,300    SH          SOLE        NO       47,300

COMPANHIA VALE     SPONSORED
DO RIO DOCE        ADR             204412209      1,482     77,400    SH          SOLE        NO       77,400

COMPANHIA VALE     SPON ADR
DO RIO DOCE        PFD             204412100        181     10,200    SH          SOLE        NO       10,200

                   SPONSORED
CNOOC LTD          ADR             126132109      2,153     18,800    SH          SOLE        NO       18,800

GRUPO TELEVISA     SP ADR
SA DE CV           REP ORD         40049J206        835     38,200    SH          SOLE        NO       38,200

INFOSYS
TECHNOLOGIES       SPONSORED
LTD                ADR             456788108        233      7,000    SH          SOLE        NO        7,000

                   SPONS ADR
LG DISPLAY CO LTD  REP             50186V102        946     74,500    SH          SOLE        NO       74,500

                   SPONSORED
MECHEL OAO         ADR             583840103        517     28,800    SH          SOLE        NO       28,800

MOBILE
TELESYSTEMS        SPONSORED
OJSC               ADR             607409109      1,109     19,800    SH          SOLE        NO       19,800

                   SPONSORED
NETEASE COM INC    ADR             64110W102        328     14,400    SH          SOLE        NO       14,400

PETROLEO
BRASILEIRO SA      SPONSORED
PETRO              ADR             71654V408      2,171     55,300    SH          SOLE        NO       55,300
------------------------------------------------------------------------------------------------------------------------------



                                       6

     COLUMN 1        COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------- --------------   ----------   --------   --------------------  ----------  --------  -----------------------
                                                                                                          VOTING AUTHORITY
                                                 VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER
 NAME OF ISSUER   TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
---------------   --------------   ----------   --------   -------   ---   ----  ----------  --------  -------   -------  ----

PETROLEO
BRASILEIRO SA      SP ADR NON
PETRO              VTG             71654V101      1,916     43,600    SH          SOLE        NO       43,600

                   SPONSORED
POSCO              ADR             693483109        187      2,000    SH          SOLE        NO        2,000

                   SPON ADR
SADIA S A          PFD             786326108        184     19,600    SH          SOLE        NO       19,600

                   SPONSORED
SASOL LTD          ADR             803866300        463     10,900    SH          SOLE        NO       10,900

SOHU COM INC       COM             83408W103        195      3,500    SH          SOLE        NO        3,500

TAIWAN
SEMICONDUCTOR      SPONSORED
MFG LTD            ADR             874039100        423     45,182    SH          SOLE        NO       45,182

TELE NORTE LESTE   SPON ADR
PART S A           PFD             879246106        461     26,400    SH          SOLE        NO       26,400

TEVA
PHARMACEUTICAL
INDS LTD           ADR             881624209        230      5,024    SH          SOLE        NO        5,024

VANGUARD INTL      EMR MKT
EQUITY INDEX F     ETF             922042858        530     15,300    SH          SOLE        NO       15,300

OPEN JT STK CO-    SPONSORED
VIMPEL COMMUN      ADR             68370R109        258     12,700    SH          SOLE        NO       12,700

YANZHOU COAL       SPON ADR
MNG CO LTD         H SHS           984846105        341     32,500    SH          SOLE        NO       32,500
------------------------------------------------------------------------------------------------------------------------------




                                       7